Tax - Tax reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax		$ 30,348	$ 17,058	$ 18,906
Taxation at UK corporation tax rate of 23.5% (2022: 19.0%, 2021: 19.0%)		7,132	3,241	3,592
Impact of differently taxed overseas profits in overseas locations		(612)	459	280
UK banking surcharge		350	283	332
– impairment of interest in associate		705	0	0
– local taxes and overseas withholding taxes		419	346	360
– impacts of hyperinflation		348	171	68
– other permanent disallowables		227	363	414
– bank levy		112	59	93
– impact of changes in tax rates		17	(293)	132
– adjustments in respect of prior period		16	116	25
– tax impact of sale of French retail banking business		0	115	(434)
– impact of differences between French tax basis and IFRSs		0	0	434
– non-taxable income and gains		(1,189)	(825)	(641)
– effect of profits in associates and joint ventures		(571)	(504)	(414)
– movements in provisions for uncertain tax positions		(472)	27	15
– accounting gain on acquisition of SVB UK		(442)	0	0
– deductions for AT1 coupon payments		(229)	(246)	(270)
– movements in unrecognised deferred tax		(22)	(2,503)	227
Total tax expense	[1]	$ 5,789	$ 809	$ 4,213
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 23.5% (2022: 19.0%, 2021: 19.0%)		23.50%	19.00%	19.00%
Impact of differently taxed overseas profits in overseas locations		(2.00%)	2.70%	1.50%
UK banking surcharge		1.20%	1.70%	1.80%
– impairment of interest in associate		2.30%	0.00%	0.00%
– local taxes and overseas withholding taxes		1.40%	2.00%	1.90%
– impacts of hyperinflation		1.10%	1.00%	0.40%
– other permanent disallowables		0.70%	2.10%	2.20%
– bank levy		0.40%	0.30%	0.50%
– impact of changes in tax rates		0.10%	(1.70%)	0.70%
– adjustments in respect of prior period		0.10%	0.70%	0.10%
– tax impact of sale of French retail banking business		0.00%	0.70%	(2.30%)
– impact of differences between French tax basis and IFRSs		0.00%	0.00%	2.30%
– non-taxable income and gains		(3.90%)	(4.80%)	(3.40%)
– effect of profits in associates and joint ventures		(1.90%)	(3.10%)	(2.20%)
– movements in provisions for uncertain tax positions		1.60%	(0.20%)	(0.10%)
– accounting gain on acquisition of SVB UK		1.50%	0.00%	0.00%
– deductions for AT1 coupon payments		(0.70%)	(1.40%)	(1.40%)
– movements in unrecognised deferred tax		(0.10%)	(14.70%)	1.10%
Average effective tax rate		19.10%	4.70%	22.30%

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.